Provision For Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision For Income Taxes

14.	Provision For Income Taxes

For the years ended December 31, 2017 and 2016, we have recognized the minimum amount of state income tax as required by the states that we are required to file taxes in. We are not currently subject to further federal or state tax since we have incurred losses since our inception.

As of December 31, 2017, we had federal and state net operating loss carry forwards of approximately $13,960,000, which can be used to offset future federal income tax. The federal and state net operating loss carry forwards expire at various dates through 2037. Deferred tax assets resulting from the net operating losses are reduced by a valuation allowance, when, in our opinion, utilization is not reasonably assured.

As of December 31, 2017, the deferred tax asset, primarily related to our net operating losses, was approximately $2,970,000. A 100 % valuation allowance has been established on deferred tax assets at December 31, 2017 and 2016, due to the uncertainty of our ability to realize future taxable income.